Consolidated Statements of Income (loss) and Comprehensive Income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Operation and administration (notes 11, 13 and 14)	$ 2,033,879	$ 2,651,954
Exploration		13,530,819
Mine preparation	7,827,656
Legal and accounting	1,147,861	1,035,777
Consulting and wages (note 17)	5,477,765	1,533,954
Loss from operations	(16,487,161)	(18,752,504)
Other income or gain (expense or loss)
Change in derivative liability (note 11)	15,696,391	12,300,453
(loss) gain on foreign exchange	(237,546)	208,660
Loss on fair value of convertible debentures (note 9)	(1,140,537)
Gain on EPA debt extinguishment (note 8)	8,614,103
Interest expense (notes 8 and 9)	(3,382,559)	(102,740)
Debenture finance costs (note 9)	(1,230,540)
Financing costs	(945,507)
Other income	18,626
Other expense	(6,679)
Loss on debt settlement		(56,146)
Net income (loss) for the year	898,591	(6,402,277)
Other comprehensive income (loss), net of tax
Gain on change in FV on own credit risk (note 9)	253,875
Other comprehensive income (loss)	253,875
Comprehensive income (loss)	$ 1,152,466	$ (6,402,277)
Net Income (loss) per common share
Net income (loss) per common share – basic (note 12)	$ 0.00	$ (0.04)
Net income (loss) per common share – fully diluted (note 12)	$ 0.00	$ (0.04)
Weighted average number of common shares
Weighted average common shares – basic (note 12)	205,950,811	161,868,334
Weighted average common shares – fully diluted (note 12)	269,801,281	161,868,334